Trade and Miscellaneous Payables and Other Current Liabilities - Summary of Trade and Miscellaneous Payables and Other Current Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade and Miscellaneous Payables and Other Current Liabilities [Line Items]
Payables on construction work	€ 19	€ 25
Trade payables:
Payables to suppliers	4,262	4,532
Payables to other telecommunication operators	383	323
Trade payables	4,645	4,855
Tax payables	584	292
Miscellaneous payables and other current liabilities:
Payables for employee compensation	245	319
Payables to social security agencies	202	215
Trade and miscellaneous deferred income	508	488
Advances received	69	53
Customer-related items	602	847
Payables for "TLC operating fee"	15	15
Dividends approved, but not yet paid to shareholders	19	33
Other current liabilities	223	320
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year	97	30
Provisions for risks and charges for the current portion expected to be settled within 1 year	292	154
Miscellaneous payables and other current liabilities	2,272	2,474
Trade and miscellaneous payables and other current liabilities	7,520	7,646
IAS 39 financial instruments [member]
Trade payables:
Payables to suppliers	4,262	4,532
Payables to other telecommunication operators	383	323
Trade payables	4,645	4,855
Miscellaneous payables and other current liabilities:
Customer-related items	77	199
Dividends approved, but not yet paid to shareholders	19	33
Other current liabilities	174	252
Miscellaneous payables and other current liabilities	270	484
Trade and miscellaneous payables and other current liabilities	€ 4,915	€ 5,339